Note 26 - Share-based Expenses - Inputs for Measurement of Grant Date Fair Values and Share Units Granted (Details)		12 Months Ended
		Dec. 31, 2018 USD ($)		Dec. 31, 2018 CAD ($)		Dec. 31, 2017 USD ($)		Dec. 31, 2017 CAD ($)		Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)
Statement Line Items [Line Items]
Options granted		10,000	[1]	10,000	[1]	5,000	[1]	5,000	[1]	18,000
Risk-free interest rate		2.86%		2.86%		2.40%		2.40%
Expected stock price volatility (based on historical volatility)		32.00%		32.00%		118.00%		118.00%
Expected option life in years		3		3		3		3
Exercise price	[1]			$ 9.30				$ 8.10
Share price at grant date	[1]			$ 9.30				$ 8.10
Fair value at grant date	[1]	$ 1.40				$ 5.81
Options granted on December 21, 2015 [member]
Statement Line Items [Line Items]
Options granted	[1]									18,000
Risk-free interest rate										0.53%
Expected stock price volatility (based on historical volatility)										119.00%
Expected option life in years										5
Exercise price	[1]									$ 11.50
Share price at grant date	[1]									$ 11.50
Fair value at grant date	[1]										$ 9.45
Restricted stock units (RSUs) [member]
Statement Line Items [Line Items]
Share price at grant date		5.46				7.37
Fair value ($)		$ 5.46				$ 7.37
Grants	[2]	10,960		10,960		7,324		7,324
Total awards at December 31	[2]	92,130				88,494
Restricted stock units (RSUs) [member] | January 11, 2016 [member]
Statement Line Items [Line Items]
Grants	[2]	60,645		60,645		60,645		60,645
Restricted stock units (RSUs) [member] | March 23, 2016 [member]
Statement Line Items [Line Items]
Grants	[2]	10,965		10,965		10,965		10,965
Restricted stock units (RSUs) [member] | June 8, 2016 [member]
Statement Line Items [Line Items]
Grants	[2]	5,117		5,117		5,117		5,117
Restricted stock units (RSUs) [member] | January 19, 2017 [member]
Statement Line Items [Line Items]
Grants	[2]	4,443		4,443		4,443		4,443
Performance share units (PSUs) [member]
Statement Line Items [Line Items]
Share price at grant date		$ 5.46				$ 7.37
Fair value ($)		$ 5.46				$ 7.17
Performance multiplier percentage		85.00%		85.00%		94.00%		94.00%
Grants	[2]
Total awards at December 31	[2]	324,694				324,694
Performance share units (PSUs) [member] | January 11, 2016 [member]
Statement Line Items [Line Items]
Grants	[2]	242,579		242,579		242,579		242,579
Performance share units (PSUs) [member] | March 23, 2016 [member]
Statement Line Items [Line Items]
Grants	[2]	43,871		43,871		43,871		43,871
Performance share units (PSUs) [member] | June 8, 2016 [member]
Statement Line Items [Line Items]
Grants	[2]	20,470		20,470		20,470		20,470
Performance share units (PSUs) [member] | January 19, 2017 [member]
Statement Line Items [Line Items]
Grants	[2]	17,774		17,774		17,774		17,774

[1]	Amounts stated after the 1:5 share consolidation, refer note 19.
[2]	Amounts are presented after the 1:5 share consolidation that took place on June 26, 2017. All fractional entitlements due to the share consolidation were rounded down.